JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND
200 Berkeley Street
Boston, Massachusetts, 02216-2805
April 30, 2024
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
100 F Street, N.E.
Washington, DC 20549
RE:
John Hancock Financial Opportunities Fund (the “Fund”)
Registration Statement on Form N-2 (333-   ; 811-08568)
Ladies and Gentlemen:
On behalf of John Hancock Financial Opportunities Fund (the “Trust”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are transmitting for electronic filing the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”) which is amendment no. 4 to its registration statement under the Investment Company Act of 1940, as amended (the “Amendment”), with respect to the offering by the Fund of additional shares of common stock, no par value per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.
The Fund is a closed-end fund that has been operating a shelf program pursuant to a registration statement on Form N-2, initially declared effective on June 25, 2021. In accordance with Rule 415 under the 1933 Act, the Fund is required to file a new Form N-2 every three years.
The staff of the Securities and Exchange Commission (the “SEC” and the “SEC staff”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The SEC staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the SEC staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.
Please note that, in keeping with the request for no review or limited review above, based on the SEC staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filing are limited to routine updates to the expense, financial and performance tables, as well as updates to the tax disclosures and to the information regarding the Board of Trustees. The investment strategies and investment policies of the Registrant have not materially changed.
Should members of the staff of the Securities and Exchange Commission have any questions or comments concerning the Registration Statement, or if we may cooperate with you in any way in the processing of this filing, please email the undersigned at TDee@Jhancock.com with any questions or comments concerning these materials.
Sincerely,
/s/Thomas W. Dee
Thomas W. Dee Assistant Secretary